UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 5, 2011

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	78

Form 13F Information Table Value Total:  	$263,918,000

Bainco International Investors
March 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     2833   102180 SH       SOLE                   102180
AT&T Inc                       COM              00206R102     3423   111832 SH       SOLE                   111832
Agnico-Eagle Mines LTD         COM              008474108     2179    32845 SH       SOLE                    32845
Alcoa Inc.                     COM              013817101     4014   227300 SH       SOLE                   227300
Apple Inc                      COM              037833100     5793    16624 SH       SOLE                    16624
Baker Hughes                   COM              057224107     6944    94570 SH       SOLE                    94570
Bank of America                COM              060505104     4381   328688 SH       SOLE                   328688
Baxter International Inc       COM              071813109     6378   118620 SH       SOLE                   118620
Berkshire Hathaway Cl B        COM              084670702      222     2650 SH       SOLE                     2650
Blackrock Inc.                 COM              09247X101     4845    24105 SH       SOLE                    24105
Bristol Myers Co               COM              110122108     4604   174200 SH       SOLE                   174200
CACI International Inc.        COM              127190304     1042    17000 SH       SOLE                    17000
CBS Corp. Cl B                 COM              124857202     4192   167400 SH       SOLE                   167400
Capstone Turbine               COM              14067d102       29    16000 SH       SOLE                    16000
Chevron Texaco Corp.           COM              166764100      451     4200 SH       SOLE                     4200
Citigroup Inc                  COM              172967101      244    55259 SH       SOLE                    55259
Consumer Discretionary Sector  COM              81369y407      232     5935 SH       SOLE                     5935
Covidien PLC                   COM              g2554f113     4085    78650 SH       SOLE                    78650
Dow Chemical                   COM              260543103     3707    98200 SH       SOLE                    98200
Energy Select Sector SPDR      COM              81369y506     6547    82095 SH       SOLE                    82095
Exxon Mobil Corp               COM              30231g102      875    10404 SH       SOLE                    10404
Fleetcor Technologies Inc      COM              339041105     3052    93460 SH       SOLE                    93460
Gannett Company, Inc.          COM              364730101     3280   215382 SH       SOLE                   215382
General Electric               COM              369604103      358    17870 SH       SOLE                    17870
Goodyear Tire                  COM              382550101     3002   200405 SH       SOLE                   200405
Honeywell International Inc.   COM              438516106     6711   112400 SH       SOLE                   112400
Huntington Bancshares Incorpor COM              446150104     2847   428800 SH       SOLE                   428800
IBM                            COM              459200101     3249    19925 SH       SOLE                    19925
Industrial Select Sector SPDR  COM              81369y704      268     7104 SH       SOLE                     7104
Intel Corporation              COM              458140100      546    27069 SH       SOLE                    27069
JDS Uniphase Corp.             COM              46612j507     4411   211650 SH       SOLE                   211650
JP Morgan Chase                COM              46625h100     6854   148684 SH       SOLE                   148684
Johnson & Johnson              COM              478160104    14296   241285 SH       SOLE                   241285
Juniper Networks Inc           COM              48203r104      895    21260 SH       SOLE                    21260
Kohl's Corporation             COM              500255104     2386    44990 SH       SOLE                    44990
Kulicke & Soffa Industries     COM              501242101      135    14400 SH       SOLE                    14400
Masco Corp                     COM              574599106     4690   336950 SH       SOLE                   336950
Materials Select Sector SPDR   COM              81369y100     4321   107963 SH       SOLE                   107963
Maxim Integrated Prods.        COM              57772K101     1422    55560 SH       SOLE                    55560
Merck                          COM              58933y105      228     6922 SH       SOLE                     6922
Microsoft Corp                 COM              594918104     6910   272460 SH       SOLE                   272460
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Motorola Mobility Holdings, In COM              620097105     3239   132755 SH       SOLE                   132755
New York Times Co Class A      COM              650111107     3105   327918 SH       SOLE                   327918
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Occidental Petroleum Corp      COM              674599105     5269    50427 SH       SOLE                    50427
Office Depot                   COM              676220106       77    16729 SH       SOLE                    16729
Oracle Corporation             COM              68389X105     5538   165960 SH       SOLE                   165960
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     6516   320835 SH       SOLE                   320835
Principal Financial Group      COM              74251v102     3383   105350 SH       SOLE                   105350
Procter & Gamble Co            COM              742718109     5352    86880 SH       SOLE                    86880
Progressive Corp               COM              743315103     2764   130820 SH       SOLE                   130820
Qualcomm                       COM              747525103     4815    87822 SH       SOLE                    87822
RF Micro Devices Inc.          COM              749941100     3514   548240 SH       SOLE                   548240
Raytheon Co                    COM              755111507     6042   118775 SH       SOLE                   118775
Rowan Companies, Inc.          COM              779382100     4206    95200 SH       SOLE                    95200
S&P 500 Depository Receipt (Sp COM              78462F103     5328    40181 SH       SOLE                    40181
SLM Corp                       COM              78442p106     3664   239450 SH       SOLE                   239450
Supertex Inc                   COM              868532102      279    12500 SH       SOLE                    12500
Total Fina SA Sponsored ADR    COM              89151E109     4593    75340 SH       SOLE                    75340
Toyota Motor Corp Spon ADR     COM              892331307      281     3500 SH       SOLE                     3500
Tyler Technologies Inc.        COM              902252105    26546  1119619 SH       SOLE                  1119619
Union Pacific Corp             COM              907818108     7080    72005 SH       SOLE                    72005
Vanguard Emerging Markets Stoc COM              922042858      362     7400 SH       SOLE                     7400
Vanguard European Stock ETF    COM              922042874      434     8350 SH       SOLE                     8350
Vanguard FTSE All-World Ex-US  COM              922042775     8954   181540 SH       SOLE                   181540
Vanguard Pacific Stock ETF     COM              922042866      525     9400 SH       SOLE                     9400
Vanguard Small Cap ETF         COM              922908751     1091    13814 SH       SOLE                    13814
Vanguard Total Stock Mkt ETF   COM              922908769      709    10320 SH       SOLE                    10320
Visa, Inc                      COM              92826c839     3710    50400 SH       SOLE                    50400
Wisdom Tree China Yuan Fund    COM              97717w182      596    23500 SH       SOLE                    23500
iShares Dow Jones US Total Mar COM              464287846      227     3380 SH       SOLE                     3380
iShares FTSE China 25 Index Fu COM              464287184      211     4700 SH       SOLE                     4700
iShares MSCI EAFE Growth Index COM              464288885     2605    41857 SH       SOLE                    41857
iShares MSCI EAFE Value Index  COM              464288877     5447   102751 SH       SOLE                   102751
iShares MSCI Germany Index     COM              464286806      365    14050 SH       SOLE                    14050
iShares MSCI Taiwan Index Fund COM              464286731      204    13700 SH       SOLE                    13700